SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Related Party Transaction [Line Items]
Soil and rock transportation income charged to Chi Yip included in revenues	$ 8,935,021	$ 19,275,673	$ 13,464,430
Site management income charge to Chi Yip included in other income		33,030
Service fee charged by Chi Yip included in cost of sales	10,856,424	17,596,008	10,695,826
Finance lease expenses fees paid for Chi Yip	156,105	185,166
Principal payment of finance lease liabilities - related parties	(315,533)	(301,979)	(479,055)
Proceeds from Director - Man Siu Ming	1,087,747	666,214	431,867
Chi Yip Eng. & (Trans.) Company Limited [Member]
Related Party Transaction [Line Items]
Soil and rock transportation income charged to Chi Yip included in revenues	443,314	643,748
Site management income charge to Chi Yip included in other income		33,030
Service fee charged by Chi Yip included in cost of sales	1,282,408	887,945	1,023,137
Finance lease expenses fees paid for Chi Yip	41,285	56,135	29,307
Initial payment of finance lease – related parties			(156,248)
Principal payment of finance lease liabilities - related parties	(307,780)	(301,979)	(322,807)
Proceeds from (Repayment to) Chi Yip		156,248	156,248
Mr. Man Siu Ming [Member]
Related Party Transaction [Line Items]
Proceeds from Director - Man Siu Ming	1,087,747	666,214	275,619
Repayments to Director - Man Siu Ming	(596,154)	(333,042)	(623,776)
Net (repayments to) proceeds from Man Siu Ming	$ 491,593	$ 333,172	$ (348,157)